INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
14. INTANGIBLE ASSETS

Movements in intangible assets are summarized below.

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at December 31, 2023	2,607,792	1,188,371	318,585	67,788	4,182,536
Additions	306,559	169,908	26,453	3,954	506,874
Divestitures	(14,632)	(945)	(1,613)	(12)	(17,202)
Reclassifications	—	—	10,267	(9,684)	583
Translation differences and other movements	2,633	(2,632)	—	(15,000)	(14,999)
Balance at December 31, 2024	2,902,352	1,354,702	353,692	47,046	4,657,792
Additions	248,733	172,532	32,846	3,865	457,976
Divestitures	(1,949)	(498)	(1,541)	(17)	(4,005)
Reclassifications	—	—	1,814	(340)	1,474
Translation differences and other movements	—	—	(2)	(25)	(27)
Balance at December 31, 2025	3,149,136	1,526,736	386,809	50,529	5,113,210

Accumulated amortization at December 31, 2023	1,760,157	666,111	282,628	53,941	2,762,837
Amortization	237,414	93,367	34,695	1,663	367,139
Divestitures	(2,881)	—	—	—	(2,881)
Reclassification	—	—	31	—	31
Translation differences and other movements	—	(3)	—	(14,995)	(14,998)
Balance at December 31, 2024	1,994,690	759,475	317,354	40,609	3,112,128
Amortization	219,282	106,889	34,821	2,210	363,202
Divestitures	(247)	—	(644)	—	(891)
Reclassification	—	—	314	—	314
Balance at December 31, 2025	2,213,725	866,364	351,845	42,819	3,474,753

Carrying amount at:
December 31, 2023	847,635	522,260	35,957	13,847	1,419,699
December 31, 2024	907,662	595,227	36,338	6,437	1,545,664
December 31, 2025	935,411	660,372	34,964	7,710	1,638,457

Additions to intangible assets were primarily attributable to externally acquired and internally generated development costs related to both current and future models.